MUNDER TAX-FREE SHORT & INTERMEDIATE BOND FUND

Class A, B, C, K & Y Shares

Supplement Dated August 12, 2005

to Prospectus Dated October 31, 2004

Investors are advised of the following changes to the performance benchmarks for the Munder Tax-Free Short & Intermediate Bond Fund:

CHANGES IN PERFORMANCE BENCHMARKS

The Fund’s benchmarks have been changed to two recently created Lehman Brothers Municipal Managed Indexes, which were designed to be used as benchmarks for professional money managers. No changes are being made to the Fund’s investment strategy.

The Lehman Brothers Municipal Managed Indexes include municipal bonds issued within the last five years that are rated at least Aa3 and exclude alternative minimum tax (AMT) bonds and airline, hospital, housing and tobacco bonds. The new benchmarks are the Lehman Brothers Municipal Managed Money Short Term Index and a blended index made up of 50% Lehman Brothers Municipal Managed Money Short Term Index and 50% Lehman Brothers Municipal Managed Money Short/Intermediate Index. The Short Term Index is limited to bonds with maturities between one and five years, while the Short/Intermediate Index is limited to bonds with maturities between one and ten years.

Previously, the Fund’s benchmarks were the Lehman Brothers 15-Year Municipal Bond Index and a blended index made up of 1/3 Lehman Brothers 10-Year Municipal Bond Index, 1/3 Lehman Brothers 15-Year Municipal Bond Index, and 1/3 Lehman Brothers 20-Year Municipal Bond Index.

To reflect the change in the Fund’s benchmarks, the following disclosure is added to the Average Annual Total Returns table on pages 4-5 of the Fund’s Prospectus:

AVERAGE ANNUAL RETURNS

for periods ended December 31, 2003

	1 Year %	5 Years %	10 Years %	Since Inception %(1)
CLASS Y
Lehman Muni Managed Short Index(3) (reflects no deductions of fees, expenses or taxes)	2.76	4.94	4.87	N/A
Lehman Muni Managed Blended Index(3) (reflects no deductions of fees, expenses or taxes)	3.66	5.33	5.22	N/A
CLASS A
Lehman Muni Managed Short Index(3) (reflects no deductions of fees, expenses or taxes)	2.76	4.94	4.87	N/A
Lehman Muni Managed Blended Index(3) (reflects no deductions of fees, expenses or taxes)	3.66	5.33	5.22	N/A
CLASS B
Lehman Muni Managed Short Index(3) (reflects no deductions of fees, expenses or taxes)	2.76	4.94	N/A	5.14
Lehman Muni Managed Blended Index(3) (reflects no deductions of fees, expenses or taxes)	3.66	5.33	N/A	5.61
CLASS C
Lehman Muni Managed Short Index(3) (reflects no deductions of fees, expenses or taxes)	2.76	4.94	N/A	5.05
Lehman Muni Managed Blended Index(3) (reflects no deductions of fees, expenses or taxes)	3.66	5.33	N/A	5.46

	1 Year %	5 Years %	10 Years %	Since Inception %(1)
CLASS K
Lehman Muni Managed Short Index(3) (reflects no deductions of fees, expenses or taxes)	2.76	4.94	4.87	N/A
Lehman Muni Managed Blended Index(3) (reflects no deductions of fees, expenses or taxes)	3.66	5.33	5.22	N/A

(1)	The inception dates for the Class Y, Class A, Class B, Class C and Class K shares are 12/17/92, 11/30/92, 5/16/96, 7/8/98 and 2/9/87, respectively. The index returns from inception for Class Y, Class A, Class B, Class C and Class K shares are from 1/1/93, 12/1/92, 6/1/96, 7/1/98 and 2/1/87, respectively.

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(3)	The Lehman Brothers Municipal Managed Money Short Term Index is made up of municipal bonds, other than alternative minimum tax (AMT) bonds and airline, hospital, housing and tobacco bonds, which have maturities between one and five years, were issued within the last five years, and are rated at least Aa3. The Lehman Managed Muni Blended Index is a blended index made up of 50% Lehman Brothers Municipal Managed Money Short Term Index and 50% Lehman Brothers Municipal Managed Money Short/Intermediate Index. The Lehman Brothers Municipal Managed Money Short/Intermediate Index is limited to bonds with maturities between one and ten years. Index performance information is available for periods beginning on 7/1/93 or later.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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